Consolidated Balance Sheets - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 161,524	$ 1,667	$ 343,318
Accounts receivable, net	1,292,066	40,075
Other receivables and other current assets	408,358	7,757	174
Inventories	631,749	448,673
Advances and prepayment to suppliers	500,883	36,419	489,803
Prepaid expenses	10,344	10,788
Prepaid taxes and taxes recoverable	105,328	101,039
Due from related parties	787,437		422,659
Total current assets	3,897,689	646,418	1,255,954
Non-current assets
Plant and equipment, net	11,132,706	11,148,280	4,862,341
Construction in progress and prepayment for equipment	77,621	5,032	5,430,900
Intangible assets, net	518,565	499,596	544,744
Other assets	101,375	97,247	192,160
Total Assets	15,727,956	12,396,573	12,286,099
Current liabilities
Short-term bank loans	2,554,662	720,773
Long-term debt - current portion	300,549	1,009,082
Accounts payable	794,817	619,933	47,473
Taxes payable	42,904
Accrued liabilities and other payables	957,776	216,383	230,961
Customers advances and deposits	25,244	11,421
Due to related parties	5,494,595	4,004,718	3,426,096
Total current liabilities	10,170,547	6,582,310	3,704,530
Long-term liabilities
Long-term bank loans	1,888,846	1,797,222	3,079,481
Total Liabilities	12,059,393	8,379,532	6,784,011
Stockholders’ Equity
Paid in capital	5,841,155	5,841,155	5,826,124
Accumulated deficit	(1,788,943)	(1,280,576)	(83,094)
Accumulated other comprehensive income	(383,649)	(543,538)	(240,942)
Total Stockholders’ Equity	3,668,563	4,017,041	5,502,088
Total Liabilities and Stockholders’ Equity	$ 15,727,956	$ 12,396,573	$ 12,286,099